Provisions - Breakdown of legal claims provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions and the corresponding judicial deposits
Outstanding judicial deposits	$ 5,566	$ 7,281
Legal claims provisions
Provisions and the corresponding judicial deposits
Judicial deposits	(5,113)	(6,352)
Provision	36,009	32,423
Carrying amount	30,896	26,071	$ 30,641
Tax
Provisions and the corresponding judicial deposits
Judicial deposits	(1,594)	(2,449)
Provision	7,828	10,197
Carrying amount	6,234	7,748
Labor
Provisions and the corresponding judicial deposits
Judicial deposits	(2,797)	(3,071)
Provision	18,005	16,850
Carrying amount	15,208	13,779
Civil
Provisions and the corresponding judicial deposits
Judicial deposits	(722)	(832)
Provision	1,507	1,893
Carrying amount	785	1,061
Environmental
Provisions and the corresponding judicial deposits
Provision	8,669	3,483
Carrying amount	$ 8,669	$ 3,483